Significant Accounting Policies - Sales and Marketing Expenses (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
P3 Health Partners Inc.
Sales and Marketing Expenses
Sales and Marketing Expenses	$ 364,127	$ 1,408,096	$ 356,501	$ 2,272,626	$ 626,742	$ 1,818,015	$ 1,502,634	$ 801,685